Other Non-Current Assets	12 Months Ended
Mar. 31, 2013
Other Non-Current Assets
13.	Other non-current assets

Other non-current assets consist of the following:

	As of March 31,
	2012		2013
	(In millions)
Prepaid Rent	Rs.	1,933	Rs.	1,911	US$	35
Prepaid expense		2,473		2,493		46
Deferred income taxes (See note 18)		790		454		8
Prepaid pension asset		2,142		1,808		33
Amount paid under protest
• License Fee		2,899		1,741		32
• Others		—		256		5
Others		1,866		2,319		42

Total	Rs.	12,103	Rs.	10,982	US$	201

License Fee paid under protest

The Company was in dispute with the DoT’s basis of including certain income, such as investment and interest income, income from sale of property, plant equipment, foreign exchange gains and other non-operating income, and excluding certain expense such as bandwidth and other network related costs for the purposes of determining adjusted gross revenues to compute license fee.

In fiscal 2005, the Company filed a petition with the Telecom Disputes Settlement and Appellate Tribunal (referred to as “the TDSAT”) to obtain TDSAT’s clarification on whether or not the basis of DoT’s determination of license fee was appropriate. In August 2007, TDSAT concluded on the Company’s Petition, that license fee was not payable on certain income such as income from investments, sale of immovable property, plant and equipment, foreign exchange gain and other non-operating income. Additionally, the TDSAT concluded that bandwidth and other similar network costs incurred should not be deducted from revenues in computing license fees.

The Company has challenged the TDSAT conclusion in the Supreme Court of India, the outcome of which is currently pending. The Company, on the basis of external legal opinion, expects the Supreme Court of India to overturn the TDSAT conclusion and permit deduction of bandwidth and other similar network costs from the revenues, retrospectively from the fiscal 2003 and onwards in order to compute license fees.

In January 2008, DoT issued additional license fee demand for fiscals 2003, 2004 and 2005 of Rs. 2,950 million for (a) additional payment of license fee of Rs. 829 million, (b) compounded interest of Rs. 912 million on unpaid license fees, (c) penalty of Rs. 772 million and interest on penalty of Rs. 386 million (together referred to as “penalty”) totaling Rs. 1,158 million, (all of (a)-(c) aggregating Rs. 2,899 million), and (d) an excess claim of Rs. 51 million by DoT which has since been adjusted against the demands in subsequent years.

In January 2008, the Company made payment of Rs. 2,950 million which has been recorded as license fee paid under protest. The additional license fee and interest totaling Rs. 1,741 million demanded by the DoT has been accrued as liability by recognizing an expense. The accrued liability of Rs. 1,741 million has not been offset against the payment of Rs. 2,950 million pending outcome of the Company’s challenge against the TDSAT conclusion in the Supreme Court of India, as the Company believes that its challenge will be successful in the Supreme Court of India and deduction of bandwidth and other network related costs will be permitted for the purposes of computing license fees.

The Company has not recorded an expense and liability in respect of the DoT’s claim for penalty and interest on penalty totaling Rs.  1,158 million as the Company believes that the DoT’s claim will not be sustained, as in accordance with the license agreement penalty and any interest on penalty is payable to the DoT only if the shortfall in license fee paid in fiscal is more than 10% of license fee payable. The DoT terminated the Company’s exclusive right to provide international long distance service in fiscal 2002 and granted a compensation of Rs. 793 million (as certified by the Government of India auditors) to the Company (the compensation was paid by the DoT in April 2008). In accordance with the license agreement, the compensation receivable from the DoT should have been offset against the license fee, as the agreement permits the deduction of any amounts due to the Company from the DoT from any amounts payable by the Company to the DoT. The penalty has been computed by the DoT without offsetting the compensation of Rs.  793 million (US$ 16 million). Had the DoT offset the compensation due to the Company against the additional license fee claimed from the Company, consequent to the TDSAT conclusion, the license fee paid would have been short, by lower than 10% of the license fee payable in respect of those fiscal years.

The Company challenged the legality of penalty provisions in the license agreement in TDSAT. TDSAT ruled in favour of the Company. Consequently Rs.  1,158 million became refundable by DoT. Further, the Company had filed a petition in TDSAT, seeking its direction to DoT for refund of penalty amounting of Rs. 1,158 million along with interest thereon at prevailing bank rates. The TDSAT has accepted the Company’s contention and passed the order accordingly on July 13, 2011 and October 18, 2011 for refund of penalty of Rs.  1,158 million along with interest. DoT has disputed both the order of TDSAT and has filed an appeal against TDSAT’s order in the Supreme Court of India. However Supreme Court of India did not grant any stay against the TDSAT’s refund order.

Further the Company filed an execution-application in TDSAT for their orders dated July 13, 2011 and October 18, 2011 for refund of Rs. 1,158 million along with interest. In response to execution application, TDSAT in its order dated May 9, 2012, directed DoT to refund the amount within seven days’ time along with 9% interest from August 2011 till the date of payment. Accordingly DoT, on June 7, 2012 refunded an amount of Rs. 2,262 million to the Company, including interest of Rs. 1,104 million. Accordingly the Company has adjusted the cash received against the amount paid under protest of Rs. 1,158 million. The interest amount of Rs. 1,104 million has been included under non-current liability, because the matter is still pending in the Supreme Court of India. The Company does not expect resolution by the Supreme Court of India in the next 12 months.